Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000143747 | Electrical Power Equipment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000143747 | Gas Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000143747 | Diversified Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000143747 | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000143747 | Power Generation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143747 | Oilfield Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000143747 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143747 | Integrated Oils
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000143747 | Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000143747 | Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000143747 | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	54.40%
C000167220 | Electrical Power Equipment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000167220 | Gas Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000167220 | Diversified Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167220 | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000167220 | Power Generation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000167220 | Oilfield Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000167220 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000167220 | Integrated Oils
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000167220 | Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000167220 | Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000167220 | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	54.40%
C000218733 | Electrical Power Equipment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000218733 | Gas Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000218733 | Diversified Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000218733 | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000218733 | Power Generation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000218733 | Oilfield Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000218733 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000218733 | Integrated Oils
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000218733 | Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000218733 | Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000218733 | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	54.40%